SHAREHOLDERS' EQUITY (Options Granted to Employees) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Stockholders' Equity Note [Abstract]
Intrinsic value of options exercised during the period	$ 565	$ 14,318	$ 424
Weighted-average grant-date fair value of options granted	$ 3.08		$ 2.72